Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	IMPAX FUNDS SERIES TRUST III
Entity Central Index Key	0001598735
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
C000141748
Shareholder Report [Line Items]
Fund Name	Impax Ellevate Global Women's Leadership Fund
Class Name	Investor Class
Trading Symbol	PXWEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Impax Ellevate Global Women's Leadership Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can also request this information by contacting us at (800) 372-7827.
Additional Information Phone Number	(800) 372-7827
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$84	0.78%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.78%
Line Graph [Table Text Block]
	Impax Ellevate Global Women's Leadership Fund Investor Class $25,593	MSCI World Index (Net) $31,532
12/31/2015	$10,000	$10,000
12/31/2016	$10,601	$10,751
12/31/2017	$13,236	$13,159
12/31/2018	$12,212	$12,013
12/31/2019	$15,438	$15,337
12/31/2020	$17,548	$17,776
12/31/2021	$20,579	$21,654
12/31/2022	$16,468	$17,726
12/31/2023	$19,456	$21,942
12/31/2024	$21,807	$26,039
12/31/2025	$25,593	$31,532

Average Annual Return [Table Text Block]
	1 Year	5 years	10 Years
Investor Class	17.36%	7.84%	9.85%
MSCI World Index (Net)	21.09	12.15	12.17

AssetsNet	$ 708,113,422
Holdings Count | Holding	108
Advisory Fees Paid, Amount	$ 3,704,511
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2025

Net Assets	$708,113,422
Total Number of Portfolio Holdings	108
Total Investment Advisory Fees Paid During the Reporting Period	$3,704,511
Portfolio Turnover Rate	38%

Holdings [Text Block]
Company	Percent of Net Assets
NVIDIA Corp.	6.3%
Apple, Inc.	4.8%
Microsoft Corp.	4.5%
Broadcom, Inc.	2.7%
Amazon.com, Inc.	2.5%
JPMorgan Chase & Co.	2.0%
Eli Lilly & Co.	1.9%
Alphabet, Inc., A	1.8%
Johnson & Johnson	1.5%
Alphabet, Inc., C	1.4%
Value	Value
Other assets and liabilities (net)	1.1%
OthersFootnote Reference‡	2.2%
Italy	0.9%
Hong Kong	0.9%
Germany	1.2%
Finland	1.3%
Netherlands	1.5%
United Kingdom	3.9%
Canada	4.2%
Australia	4.8%
France	5.8%
United States	72.2%
Value	Value
U.S. Stocks	72.3%
Foreign Stocks	26.8%
Cash & Cash Equivalents	0.9%

C000141747
Shareholder Report [Line Items]
Fund Name	Impax Ellevate Global Women's Leadership Fund
Class Name	Institutional Class
Trading Symbol	PXWIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Impax Ellevate Global Women's Leadership Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can also request this information by contacting us at (800) 372-7827.
Additional Information Phone Number	(800) 372-7827
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$57	0.53%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	0.53%
Line Graph [Table Text Block]
	Impax Ellevate Global Women's Leadership Fund (Institutional Class) $656,090	MSCI World Index (Net) $788,290
12/31/2015	$250,000	$250,000
12/31/2016	$265,753	$268,776
12/31/2017	$332,573	$328,983
12/31/2018	$307,606	$300,324
12/31/2019	$389,953	$383,423
12/31/2020	$444,301	$444,397
12/31/2021	$522,335	$541,353
12/31/2022	$419,134	$443,143
12/31/2023	$496,297	$548,554
12/31/2024	$557,568	$650,974
12/31/2025	$656,090	$788,290

Average Annual Return [Table Text Block]
	1 Year	5 years	10 Years
Institutional Class	17.67%	8.11%	10.13%
MSCI World Index (Net)	21.09	12.15	12.17

AssetsNet	$ 708,113,422
Holdings Count | Holding	108
Advisory Fees Paid, Amount	$ 3,704,511
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2025

Net Assets	$708,113,422
Total Number of Portfolio Holdings	108
Total Investment Advisory Fees Paid During the Reporting Period	$3,704,511
Portfolio Turnover Rate	38%

Holdings [Text Block]
Company	Percent of Net Assets
NVIDIA Corp.	6.3%
Apple, Inc.	4.8%
Microsoft Corp.	4.5%
Broadcom, Inc.	2.7%
Amazon.com, Inc.	2.5%
JPMorgan Chase & Co.	2.0%
Eli Lilly & Co.	1.9%
Alphabet, Inc., A	1.8%
Johnson & Johnson	1.5%
Alphabet, Inc., C	1.4%
Value	Value
Other assets and liabilities (net)	1.1%
OthersFootnote Reference‡	2.2%
Italy	0.9%
Hong Kong	0.9%
Germany	1.2%
Finland	1.3%
Netherlands	1.5%
United Kingdom	3.9%
Canada	4.2%
Australia	4.8%
France	5.8%
United States	72.2%
Value	Value
U.S. Stocks	72.3%
Foreign Stocks	26.8%
Cash & Cash Equivalents	0.9%